Notes to Profit or Loss	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Notes to the Income Statement
4 Notes to Profit or Loss

4.1	REVENUES
In 2019, revenues consisted of milestone payments and royalti
e
s totaling € 62.3 million (2018: € 19.3 million; 2017: € 7.3 million). Of this amount, € 29.1 million was generated in the Proprietary Devel
o
pment segment and € 33.2 million in the Partnered Discovery segment. In 2018 and 2017 the revenues from milestone payments and royalties were entirely generated by the Partnered Discovery segment.
Revenues from license fees (excluding milestone payments and royalties) amounted to € 0.3 million in 2019 (2018: € 51.2 million; 2017: € 37.5 million) and originated entirely from the Partnered Discovery segment. In 2018, revenues from license fees (excluding milestone payments and royalties) from the Proprietary Development segment amounted to € 50.6 million and € 0.6 million originated from the Partnered Discovery segment (2017: € 16.8 million and € 20.7 million, respectively).
Revenues from service fees totaled € 9.2 million (2018: € 5.9 million; 2017: € 22.0 million) in the reporting year with € 5.2 million of this amount attributable to the Proprietary Development segment (2018: € 3.0 million; 2017: € 0.8 million). Revenues from service fees of € 4.0 million were attributable to the Partnered Discovery segment (2018: € 2.9 million; 2017: € 21.2 million). Substantially all service fee revenues relate to revenue on a gross basis (principal).

Of the total revenues generated in 2019, a total of € 62.0 million were recognized from performance obligations that were fulfilled in previous periods and concern milestone payments and royalties (2018: € 19.0 million; 201
7
: € 7.8 million).

4.2	OPERATING EXPENSES

4.2.1	COST OF SALES
Cost of sales consists of the following:

in 000’ €	2019	2018	2017
Personnel Expenses	3,233	1,797	0
Impairment on Inventories	8,685	0	0
Other Operating Expenses	18	0	0
External Services	49	0	0
Other	100	0	0

Total	12,085	1,797	0

4.2.2	RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses consist of the following:

in 000’ €	2019	2018	2017
Personnel Expenses	30,131	25,288	28,482
Consumable Supplies	2,874	2,310	2,588
Other Operating Expenses	3,142	2,761	2,757
Impairment, Amortization and Other Costs of Intangible Assets	5,631	22,760	13,503
External Services	60,710	47,889	61,119
Depreciation and Other Costs for Infrastructure	5,944	5,389	4,865

Total	108,432	106,397	113,314

4.2.3	SELLING EXPENSES
Selling expenses consist of the following:

in 000’ €	2019	2018	2017
Personnel Expenses	6,967	2,536	1,771
Consumable Supplies	14	3	1
Other Operating Expenses	1,158	538	386
Amortization of Intangible Assets	11	25	0
External Services	14,150	2,953	2,658
Depreciation and Other Costs for Infrastructure	371	328	0

Total	22,671	6,383	4,816

4.2.4	GENERAL AND ADMINISTRATIVE EXPENSES
General and administrative expenses consist of the following:

in 000’ €	2019	2018	2017
Personnel Expenses	23,382	15,016	11,797
Consumable Supplies	389	15	33
Other Operating Expenses	1,875	1,012	714
Amortization of Intangible Assets	39	97	112
External Services	9,241	4,475	2,224
Depreciation and Other Costs for Infrastructure	1,739	1,313	838

Total	36,665	21,928	15,718

4.2.5	PERSONNEL EXPENSES
Personnel expenses consist of the following:

in 000’ €	2019	2018	2017
Wages and Salaries	43,476	30,349	28,196
Social Security Contributions	5,686	4,341	4,542
Share-based Payment Expense	6,654	5,585	4,975
Temporary Staff (External)	2,633	1,241	881
Other	5,264	3,121	3,456

Total	63,713	44,637	42,050

In the years 2019, 2018 and 2017, other personnel expenses consisted mainly of costs for personnel support and personnel development.
The average number of employees in the 2019 financial year was 374 (2018: 327; 2017: 344). Of the 426 employees on December 31, 2019 (December 31, 2018: 329; December 31, 2017: 326), 300 were active in research and development (December 31, 2018: 246; December 31, 2017: 253), 40 in sales (December 31, 2018: 21; December 31, 2017: 14), and 86 were engaged in general and administrative functions (December 31, 2018: 62 employees; December 31, 2017: 59 employees). As of December 31, 2019, there were 249 employees in the Proprietary Development segment and 61 employees in the Partnered Discovery segment while 116 employees were not allocated to a specific segment (December 31, 2018: 209 in the Proprietary Development segment, 49 employees in the Partnered Discovery segment and 71 employees were unallocated; December 31, 2017: 161 in the Proprietary Development segment, 105 employees in the Partnered Discovery segment and 60 employees were unallocated). Costs for defined-contribution plans amounted to € 0.7 million in 2019 (2018: € 0.7 million; 2017: € 0.6 million).

4.3	OTHER INCOME AND EXPENSES, FINANCE INCOME AND FINANCE EXPENSES

in 000’ €	2019	2018	2017
Gain on Foreign Exchange	233	677	485
Grant Income	98	153	157
Gain from recognition of previously unrecognized intangible assets	0	350	0
Reversal of Impairment for Accounts Receivable Previously Deemed Impaired	0	0	76
Miscellaneous Income	474	465	402
Other Income	805	1,645	1,120

Loss on Foreign Exchange	(413)	(457)	(844)
Miscellaneous Expenses	(214)	(232)	(827)
Other Expenses	(627)	(689)	(1,671)

Gain on Derivatives	1,476	322	441
Gain on Financial Assets at Fair Value through Profit or Loss (2017: Gain on Available-for-sale Financial Assets and Bonds)	1,101	5	35
Interest Income on Other Financial Assets at Amortized Cost	223	91	236
Finance Income	2,799	418	712

Loss on Derivatives	(214)	(444)	(1,360)
Loss on Financial Assets at Fair Value through Profit or Loss (2017: Loss on Available-for-sale Financial Assets and Bonds)	(299)	(85)	(120)
Interest Expenses for Other Financial Assets at Amortized Cost	(796)	(53)	(374)
Interest Expenses on Lease Liabilities	(932)	0	0
Interest Expenses for Financial Liabilites at Amortized Cost	0	(126)	0
Bank Fees	(31)	(46)	(41)
Finance Expenses	(2,273)	(754)	(1,895)
The following net gains or l
o
sses resulted from financial instruments in the fiscal year:

in 000’ €	2019	2018	2017
Financial Assets at Fair Value through Profit or Loss	2,063	(202)	(919)
Other Financial Assets at Amortized Cost	299	(978)	0
Shares at Fair Value through Other Comprehensive Income	(1,160)	(127)	0
Financial Liabilities at Amortized Cost	0	(126)	0
Available-for-sale Financial Assets	0	0	(190)
Financial Assets classified as Loans and Receivables	0	0	(164)

Total	1,202	(1,433)	(1,273)

Net gains or losses mainly co
m
prised gains and losses from currency hedging, interest income and expenses, as well as valuation effects from changes in fair value.

4.4	INCOME TAX EXPENSES/BENEFITS
MorphoSys AG is subject to corporate taxes, the solidarity surcharge and trade taxes. The Company’s corporate tax rate in the reporting year remained unchanged (15.0%) as did the solidarity surcharge (5.5%) and the effective trade tax rate (10.85%).
MorphoSys US Inc. is subject to Federal Corporate Income Tax of 21% and the State Income Tax in Boston, Massachusetts of 8%.
The Dutch entities Lanthio Pharma B.V. and LanthioPep B.V. are subject to an income tax rate of 25% on annual income exceeding € 200,000; annual income below € 200,000 is subject to a tax rate of 19%. Depending on certain conditions, the Dutch “Innovation Box” may be applicable. This “Innovation Box” provides for a special tax regulation under which all i
n
come to be allocated to qualifying intellectual property is subject to an effective Dutch corporate income tax rate of previously 5%, and now 7% since January 1, 2018.
In the Netherlands the reduction of corporate income tax from 25% to 21.7% on an annual income exceeding € 200.00 was decided in 2019 and will be effective from 2021. The corresponding deferred taxes we
r
e therefore revalued. Deferred taxes expected to reverse in 2020 were measured at the effective tax rate of 25% applicable at that time. For fiscal years after December 31, 2020, the Group has applied the new tax rate of 21.7%. In addition, 70% of income was considered taxable under the “Innovation Box”, resulting in a weighted tax rate of 11.41%.

in 000’ €	2019	2018	2017
Current Tax Benefit / (Expense) (Thereof Regarding Prior Years: € 0; 2018: k€ 1; 2017: k€ 171)	(1)	1	(534)
Deferred Tax Benefit / (Expenses)	3,507	4,304	(502)

Total Income Tax Benefit / (Expenses)	3,506	4,305	(1,036)

The deferred tax benefit in 2019 resulted mainly from the Dutch entities Lanthio Pharma B.V. and LanthioPep B.V. with the mentioned change in the applicable tax rate. This effect from change in tax rates were recognized in the statement of profit or loss with an amount of € 1.8 million tax benefit, as they did not affect any items that had previously been recognized directly in equity. A tax benefit of € 1.4 million is recognized from deferred taxes on loss carryforwards previously not recognized.
The following table reconciles the expected income tax expense to the actual income tax expense as presented in the consolidated financial statements. The combined income tax rate of 26.675% in the 2019 financial year (2018: 26.675%; 2017: 26.675%) was applied to profit before taxes to calculate the statutory income tax expense. This rate consisted of corporate income tax of 15.0%, a solidarity surcharge of 5.5% on the corporate tax and an average trade tax of 10.85% applicable to the Group.

in 000’ €	2019	2018	2017
Earnings Before Income Taxes	(106,520)	(60,477)	(68,790)
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	28,414	16,132	18,350
Tax Effects Resulting from:
Share-based Payment	(387)	(363)	(290)
Permanent Differences	(101)	0	0
Non-Tax-Deductible Items	(151)	(126)	(134)
Differences in Profit or Loss-Neutral Adjustments	(310)	3,716	37
Non-Recognition of Deferred Tax Assets on Temporary Differences	0	(349)	3,256
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	(24,285)	(14,497)	(22,007)
Tax Rate Differences to Local Tax Rates	(1,461)	(268)	(71)
Effect of Tax Rate Changes	1,789	0	0
Prior Year Taxes	0	1	(171)
Other Effects	-2	59	(6)
Actual Income Tax	3,506	4,305	(1,036)
As of December 31, 2019, due to losses that are expected to be incurred as a result of continued substantial investment in proprietary product development and related business development of the MorphoSys Group, no deferred tax assets in the amount of € 76.0 million (December 31, 2018: € 51.0 million) were recognized for tax loss carryforwards.

In Germany, due to uncertain forecasts, a deferred tax asset can only be capitalized to the extent sufficient deferred tax liabilities from temporary differences exist. Due to the history of lo
s
ses and the current uncert
a
inties regarding the realization of planned taxable income, corresponding deferred tax assets were not recognized.

in 000’ €	Unlimited Carry-Forward of Tax Losses	Limited Carry-Forward of Tax Losses; Expiry 2020 to 2025	Total
Tax Losses from Prior Years	177,317	17,478	194,795
Tax Losses from Current Year	118,100	2,961	121,061
Expiry of Tax Losses in 2019	0	(4)	(4)
Total Tax Losses as of December 31, 2019	295,417	20,435	315,852
Expected Deferred Tax Assets on Total Tax Losses	77,607	2,322	79,939
Write-Down of Deferred Tax Assets on Total Tax Losses	75,115	981	76,096
Deferred Tax Assets on Tax Losses as of December 31, 2019	2,492	1,351	3,843
Deferred tax assets and deferred tax liabilities consist of the following.

in 000’s €, as of December 31	Deferred Tax Asset 2019	Deferred Tax Asset 2018	Deferred Tax Liability 2019	Deferred Tax Liability 2018
Leases	1	0	448	0
Intangible Assets	8,138	0	1,351	4,317
Receivables and Other Assets	0	319	55	0
Other Provisions	0	278	9,778	0
Other Liabilities	0	213	350	0
Tax Losses	3,873	0	0	0
Offsetting	(11,982)	(810)	(11,982)	(810)

Total	0	0	0	3,507

	Changes in Deferred Taxes in 2019
in 000’s €, as of December 31	Recognized in Profit or Loss Income / (Expense)	Recognized in Other Comprehensive Income
Leases	(447)	0
Intangible Assets	11,103	0
Receivables and Other Assets	(373)	0
Other Provisions	(10,056)	0
Other Liabilities	(563)	0
Tax Losses	3,843	0

Total	3,507	0

As of December 31, 2019, temporary differences amounted to € 0.6 million (December 31, 2018: € 1.0 million) in connection with investments in subsidiaries (“outside basis differences”) for which no deferred tax liabilities were recognized (2018: no deferred tax assets).

4.5	EARNINGS PER SHARE
Earnings per share are calculated by dividing the 2019 consolidated net loss of
€ -103,014,058
(2018: consolidated net loss of
€ -56,172,121;
2017: consolidated net loss of
€ -69,826,469)
by the weighted-average number of ordinary shares outstanding during the respective year (2019: 31,611,155; 2018: 31,338,948; 2017: 28,947,566).

The table below shows the calculation of the weighted-average number of ordinary shares.

	2019	2018
Shares Issued on January 1	31,839,572	29,420,785
Effect of Treasury Shares Held on January 1	(281,036)	(319,678)
Effect of Share Issuance	0	2,208,146
Effect of Transfer of Treasury Stock / Shares Issued in January	247	278
Effect of Transfer of Treasury Stock / Shares Issued in February	230	0
Effect of Transfer of Treasury Stock / Shares Issued in March	208	0
Effect of Transfer of Treasury Stock / Shares Issued in April	10,500	1,863
Effect of Transfer of Treasury Stock / Shares Issued in May	5,789	4,128
Effect of Transfer of Treasury Stock / Shares Issued in June	296	756
Effect of Transfer of Treasury Stock / Shares Issued in July	588	1,874
Effect of Transfer of Treasury Stock / Shares Issued in August	1,533	17,754
Effect of Transfer of Treasury Stock / Shares Issued in September	25,122	2,818
Effect of Transfer of Treasury Stock / Shares Issued in October	331	76
Effect of Transfer of Treasury Stock / Shares Issued in November	7,702	85
Effect of Transfer of Treasury Stock / Shares Issued in December	73	63

Weighted-average Number of Shares of Common Stock	31,611,155	31,338,948

In 2019, 2018 and 2017, diluted earnings per share equaled basic earnings per share. The effect of 115,684 potentially dilutive shares in 2019 (2018: 52,930 dilutive shares; 2017: 87,904 dilutive shares) resulting from stock options granted to the Management Board, the Senior Management Group and employees of the company who are not members of the Senior Management Group, has been excluded from the diluted earnings per share because it would result in a decrease in the loss per share and is therefore not to be treated as dilutive.